Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2025	199	295	85	457	1,036
Additions	647	79	6	69	801
Amounts utilised	(167)	(100)	(12)	(46)	(325)
Unused amounts reversed	(50)	(29)	(26)	(21)	(126)
Exchange and other movements	27	24	5	11	67
At 30 Jun 2025	656	269	58	470	1,453
Contractual commitments[1]
At 1 Jan 2025					688
Net change in expected credit loss provision and other movements					(16)
At 30 Jun 2025					672
Total provisions
At 31 Dec 2024					1,724
At 30 Jun 2025					2,125
1Contractual commitments include the expected credit loss provision in relation to off-balance sheet financial guarantee contracts and commitments where HSBC has become party to an irrevocable commitment, as defined under IFRS 9 ‘Financial Instruments’; and provisions for performance and other guarantee contracts.